Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets and Liabilities Eliminated upon Consolidation [Abstract]
Beginning balance, Foreign currency items	$ (92)	$ 1,173	$ 3,321
Current-period change, Foreign currency items	497	(1,265)	(2,148)
Ending balance, Foreign currency items	405	(92)	1,173
Beginning balance, Defined benefit pension plans	(693)	(678)	(678)
Current-period change, Defined benefit pension plans	(61)	(15)
Ending balance, Defined benefit pension plans	(754)	(693)	(678)
Beginning balance, Accumulated other comprehensive income (loss)	(785)	495	2,643
Current-period change, Accumulated other comprehensive income (loss)	436	(1,280)	(2,148)
Ending balance, Accumulated other comprehensive income (loss)	$ (349)	$ (785)	$ 495